Other Assets (Details) - Schedule of Other Assets - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Assets [Abstract]
Assets available to be granted under the financial leasing agreements	$ 9,366	$ 43,095
Guarantee deposits (margin accounts)	2,075,671	1,847,101
Gold investments	1,619	1,121
VAT credit	15,009	15,305
Prepaid expenses	24,400	84,311
Valuation adjustments by macro hedge	119,790	155,587
Pension plan assets	693	969
Accounts and notes receivable	99,436	209,710
Brokerage dealer and simultaneous transactions	83,086	18,622
Other cash submitted guarantess	26,637	19,908
In-progress operation	16,657	27,009
Other assets	171,680	113,037
Total	$ 2,644,044	$ 2,535,775